Components of Fixed Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Manufacturing and lab equipment	$ 775,872	$ 288,434
Office furniture and equipment	59,095	6,646
Computers	110,857	7,332
Leasehold improvements		5,957
Property, Plant and Equipment, Gross, Total	945,824	308,369
Less accumulated depreciation and amortization	(115,118)	(13,892)
Fixed Assets-Net	$ 830,706	$ 294,477